Fair Value Measurements (Details 2) (Flight Equipment, USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Estimated useful life over which aircraft will be leased based on general assumption	25 years	25 years
Non-recurring basis | Level 3
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Fair Value	55,600	161,000
Non-recurring basis | Level 3 | Low end of range | Income Approach
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)	8.00%	8.00%
Remaining Holding Period	0 years	0 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0.00%	0.00%
Non-recurring basis | Level 3 | High end of range | Income Approach
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)	14.50%	14.50%
Remaining Holding Period	8 years	9 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	100.00%	100.00%
Non-recurring basis | Level 3 | Weighted Average | Income Approach
Inputs to Recurring and Non-Recurring Fair Value Measurements Categorized as Level 3
Discount Rate (as a percent)	11.00%	10.50%
Remaining Holding Period	2 years 8 months 12 days	2 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	52.00%	33.00%